Baird Small/Mid Cap Growth Fund
Schedule of Investments, March 31, 2023 (Unaudited)
				% of
		Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
BWX Technologies, Inc.		54,020	$3,405,421	2.0%
HEICO Corp.		19,720	3,372,909	2.0%
			6,778,330	4.0%
Air Freight & Logistics
GXO Logistics, Inc. (1)		31,085	1,568,549	0.9%
Beverages
Boston Beer Co., Inc. (1)		6,760	2,222,012	1.3%
Vita Coco Co., Inc. (1)		144,189	2,828,988	1.7%
			5,051,000	3.0%
Biotechnology
Exact Sciences Corp. (1)		24,084	1,633,136	1.0%
Halozyme Therapeutics, Inc. (1)		71,106	2,715,538	1.6%
			4,348,674	2.6%
Building Products
Trex Co., Inc. (1)		29,005	1,411,673	0.8%
Capital Markets
Focus Financial Partners, Inc. (1)		67,543	3,503,456	2.1%
MarketAxess Holdings, Inc.		6,247	2,444,389	1.5%
			5,947,845	3.6%
Construction & Engineering
MasTec, Inc. (1)		25,774	2,434,097	1.5%
WillScot Mobile Mini Holdings Corp. (1)		83,687	3,923,246	2.3%
			6,357,343	3.8%
Distributors
Pool Corp.		14,384	4,925,657	2.9%
Electronic Equipment, Instruments, & Components
Littelfuse, Inc.		12,078	3,237,991	1.9%
Energy Equipment & Services
ChampionX Corp.		57,552	1,561,386	0.9%
Financial Services
Jack Henry & Associates, Inc.		9,344	1,408,328	0.9%
Shift4 Payments, Inc. (1)		47,143	3,573,439	2.1%
			4,981,767	3.0%
Food Products
Lamb Weston Holdings, Inc.		35,190	3,678,059	2.2%
Simply Good Foods Co. (1)		46,630	1,854,475	1.1%
			5,532,534	3.3%
Ground Transportation
Knight-Swift Transportation Holdings, Inc.		38,663	2,187,553	1.3%
Health Care Equipment & Supplies
CONMED Corp.		27,373	2,842,960	1.7%
Inspire Medical Systems, Inc. (1)		12,633	2,957,006	1.8%
Insulet Corp. (1)		11,263	3,592,447	2.1%
iRhythm Technologies, Inc. (1)		17,251	2,139,642	1.3%
QuidelOrtho Corp. (1)		28,844	2,569,712	1.5%
Shockwave Medical, Inc. (1)		10,430	2,261,537	1.4%
			16,363,304	9.8%
Health Care Technology
Doximity, Inc. (1)		62,767	2,032,395	1.2%
Household Durables
LGI Homes, Inc. (1)		19,008	2,167,482	1.3%
Insurance
Kinsale Capital Group, Inc.		10,074	3,023,711	1.8%
IT Services
DigitalOcean Holdings, Inc. (1)		45,371	1,777,182	1.1%
Endava PLC - ADR (1)(2)		21,826	1,466,271	0.9%
Globant SA (1)		16,683	2,736,179	1.6%
			5,979,632	3.6%
Life Sciences Tools & Services
Bio-Techne Corp.		24,056	1,784,715	1.1%
ICON PLC (1)		16,545	3,533,847	2.1%
Repligen Corp. (1)		19,140	3,222,410	1.9%
			8,540,972	5.1%
Machinery
Chart Industries, Inc. (1)		11,468	1,438,087	0.9%
IDEX Corp.		17,607	4,067,746	2.4%
Kadant, Inc.		14,245	2,970,367	1.8%
RBC Bearings, Inc. (1)		14,885	3,464,186	2.1%
Toro Co.		28,822	3,203,854	1.9%
			15,144,240	9.1%
Oil, Gas & Consumable Fuels
Matador Resources Co.		51,667	2,461,932	1.5%
Pharmaceuticals
Catalent, Inc. (1)		32,654	2,145,694	1.3%
Revance Therapeutics, Inc. (1)		57,853	1,863,445	1.1%
			4,009,139	2.4%
Professional Services
WNS Holdings Ltd. - ADR (1)(2)		41,439	3,860,872	2.3%
Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp. (1)		48,682	4,649,130	2.8%
SiTime Corp. (1)		16,683	2,372,823	1.4%
SolarEdge Technologies, Inc. (1)		6,398	1,944,672	1.2%
			8,966,625	5.4%
Software
Descartes Systems Group, Inc. (1)(2)		45,482	3,666,304	2.2%
Paycor HCM, Inc. (1)		82,966	2,200,258	1.3%
Paylocity Holding Corp. (1)		11,100	2,206,458	1.3%
PTC, Inc. (1)		33,156	4,251,593	2.5%
Sprout Social, Inc. (1)		33,870	2,062,006	1.2%
Tyler Technologies, Inc. (1)		5,569	1,974,990	1.2%
			16,361,609	9.7%
Specialized REITs
National Storage Affiliates Trust		63,225	2,641,541	1.6%
Specialty Retail
Boot Barn Holdings, Inc. (1)		21,484	1,646,534	1.0%
Five Below, Inc. (1)		22,388	4,611,256	2.8%
Floor & Decor Holdings, Inc. (1)		35,300	3,467,166	2.1%
			9,724,956	5.9%
Textiles, Apparel, & Luxury Goods
Deckers Outdoor Corp. (1)		7,545	3,391,855	2.0%
Trading Companies & Distributors
Watsco, Inc.		13,503	4,296,114	2.6%
Total Common Stocks			162,856,681	97.3%
(Cost $148,498,506)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 4.67% (3)		4,008,705	4,008,705	2.4%
Total Short-Term Investment			4,008,705	2.4%
(Cost $4,008,705)
Total Investments			166,865,386	99.7%
(Cost $152,507,211)
Other Assets in Excess of Liabilities			484,863	0.3%
TOTAL NET ASSETS			$167,350,249	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR	- American Depositary Receipt
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$162,856,681	$–	$–	$162,856,681
Total Equity	162,856,681	–	–	162,856,681
Short-Term Investment
Money Market Mutual Fund	4,008,705	–	–	4,008,705
Total Short-Term Investment	4,008,705	–	–	4,008,705
Total Investments*	$166,865,386	$–	$–	$166,865,386

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.